Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Other comprehensive income [abstract]
Other Comprehensive Income

25.	Other Comprehensive Income

The balances of Other Comprehensive Income include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized temporarily in equity stated in the Consolidated Statement of Changes in Equity and Consolidated Statements of Comprehensive Income until they are extinguished or realized, when they are recognized in the consolidated income statement. The amounts attributable to subsidiaries, investments in associates and joint ventures are presented, on a line by line basis, in the appropriate items based on their nature.

It should be noted that the consolidated Statements of Comprehensive Income includes the changes to Other Comprehensive Income as follows:

- Revaluation gains (losses): This includes the amount of the gains, net of losses incurred in the year, recognized directly in equity. The amounts recognized in equity in the year remain under this heading, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another heading.

- Amounts transferred to income statement: This includes the amount of the revaluation gains (losses) previously recognized in equity, even in the same year, which are subsequently recognized in the income statement.

- Amounts transferred to the initial carrying number of hedged objects: This includes the amount of the revaluation gains (losses) previously recognized in Equity, even in the same year, which are recognized in the initial carrying amount of assets or liabilities as a result of cash flow hedges.

- Other transfers: This includes the amount of the transfers made in the year between the various Other Comprehensive Income items.

In the Consolidated Statements of Comprehensive Income, the amounts in "Other Comprehensive Income" are recognized gross, including the amount relating to non-controlling interests, and the corresponding tax effect is presented under a separate heading, except in the case of entities accounted for using the equity method, the amounts for which are presented net of the tax effect.

a) Financial assets measured at fair value through other comprehensive income

a.1) Financial assets measured at fair value through other comprehensive income

Other Comprehensive Income – Financial assets measured at fair value through other comprehensive income includes the net amount of unrealized changes in the fair value of assets classified as available-for-sale financial assets (Notes 6), net of taxes.

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Financial assets measured at fair value through other comprehensive income (IFRS 9) on December 31, 2022 is as follows:

Thousand of reais	2022
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	1,460,128	(2,544,087)	(1,083,959)	54,809,740
Private-sector debt securities	428,640	(52,114)	376,526	582,438
Total	1,888,768	(2,596,201)	(707,433)	55,392,178

Thousand of reais	2021
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	6,756,252	(9,937,757)	(3,181,505)	101,158,055
Private-sector debt securities	795,765	(3,965)	791,800	54,545
Total	7,552,017	(9,941,722)	(2,389,705)	101,212,600

Thousand of reais	2020
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	11,061,691	(8,832,504)	2,229,187	109,317,614
Private-sector debt securities	953,043	(840,101)	112,942	38,131
Total	12,014,734	(9,672,605)	2,342,129	109,355,745

Banco Santander assesses at each disclosure to the market whether there is any objective evidence that the instruments classified as Financial Assets Measured at Fair Value in Other Comprehensive Income (debt securities) show signs of loss due to non-recovery.

b) Cash flow hedges

Other Comprehensive Income — Cash flow hedges includes the gains or losses attributable to hedge instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognized in the consolidated income statement in the periods in which the hedged items affect them (see Note 8).

c) Hedges of net investments in foreign operations and Translation adjustments foreign investment

Other Comprehensive Income - Hedges of net investments in foreign operations, includes the net amount of changes in the value of instruments that are hedged for the hedges of net investments in foreign operations. In 2021, this hedge was discontinued (Note 8.a5).

Translation adjustments for investments abroad, including the net amount of differences resulting from translating into Reais the balances of consolidated entities whose functional currency is not Reais (Note 2.a).